Net Income (Loss) per Common Unit (Tables) (Cheniere Energy Partners, LP [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Text Block]
The following is a schedule by years, based on the capital structure as of June 30, 2014, of the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature (in thousands):

	Common Units	Class B Units	Subordinated Units
2014	(2)	6	(4)
2015	(232)	781	(549)
2016	(29,564)	99,685	(70,121)
2017	(594,390)	2,004,209	(1,409,819)

The following is a schedule by years, based on the capital structure as of December 31, 2013, of the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature (in thousands):

	Common Units	Class B Units	Subordinated Units
2014	(2)	6	(4)
2015	(232)	781	(549)
2016	(29,564)	99,685	(70,121)
2017	(505,937)	1,705,956	(1,200,019)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units and the subordinated units for purposes of computing net income (loss) per unit (in thousands, except per unit data):

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner	Creole Trail Pipeline Business
Six months ended June 30, 2014
Net loss	$(295,957)
Declared distributions	49,508	48,518	—	—	990
Assumed allocation of undistributed net loss	$(345,465)	(100,406)	—	(238,150)	(6,909)	—
Assumed allocation of net loss		$(51,888)	$—	$(238,150)	$(5,919)	$—

Weighted average units outstanding		57,079	145,333	135,384
Net loss per unit		$(0.91)	$—	$(1.76)

Six months ended June 30, 2013
Net loss	$(98,743)
Declared distributions	49,508	48,518	—	—	990
Assumed allocation of undistributed net loss	$(148,251)	(37,741)	—	(89,519)	(2,597)	(18,394)
Assumed allocation of net income (loss)		$10,777	$—	$(89,519)	$(1,607)	$(18,394)
Assumed allocation of net loss adjusted for the Creole Trail Pipeline Business		$5,430	$—	$(102,198)	$(1,975)

Weighted average units outstanding		51,345	135,587	135,384
Net income (loss) per unit		$0.21	$—	$(0.66)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$0.11	$—	$(0.75)

The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units and the subordinated units for purposes of computing net income (loss) per unit (in thousands, except per unit data):

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner	Creole Trail Pipeline Business
Year Ended December 31, 2013
Net loss	$(258,117)
Declared distributions	99,015	97,035	—	—	1,980
Assumed allocation of undistributed net loss	$(357,132)	(98,522)	—	(233,680)	(6,780)	(18,150)
Assumed allocation of net income (loss)		$(1,487)	$—	$(233,680)	$(4,800)	$(18,150)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		$(6,762)	$—	$(246,192)	$(5,163)
Weighted average units outstanding		54,235	140,500	135,384
Net loss per unit		$(0.03)	$—	$(1.73)
Net loss per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$(0.12)	$—	$(1.82)

Year Ended December 31, 2012 (1)
Net loss	$(175,431)
Declared distributions	61,501	60,271	—	—	1,230
Amortization of beneficial conversion feature of Class B units	—	(5,149)	25,319	(20,170)	—
Assumed allocation of undistributed net loss	$(236,932)	(46,061)	—	(157,917)	(7,659)	(25,295)
Assumed allocation of net income (loss)		$9,061	$25,319	$(178,087)	$(6,429)	$(25,295)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		3,463	25,319	(197,278)	(6,935)
Weighted average units outstanding		33,470	43,303	135,384
Net income (loss) per unit		$0.27	$0.58	$(1.32)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$0.10	$0.58	$(1.46)

Year Ended December 31, 2011 (1)
Net loss	$(53,560)
Declared distributions	50,136	49,134	—	—	1,002
Assumed allocation of undistributed net loss	$(103,696)	(14,819)	—	(64,713)	(1,623)	(22,541)
Assumed allocation of net income (loss)		$34,315	$—	$(64,713)	$(621)	$(22,541)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		$30,199	$—	$(82,687)	$(1,072)
Weighted average units outstanding		27,910	—	135,384
Net income (loss) per unit		$1.23	$—	$(0.48)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$1.08	$—	$(0.61)

(1) Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.